Significant Accounting Judgments, Estimates and Assumptions - Investment in associate - Purchase Price Allocation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Judgments, Estimates and Assumptions
Percentage of ownership interest in associate	27.70%	27.70%
Zenlabs Energy Inc
Significant Accounting Judgments, Estimates and Assumptions
Percentage of ownership interest in associate	27.70%
Hypothetical royalty rate	0.93%
Technology portfolio | Zenlabs Energy Inc
Significant Accounting Judgments, Estimates and Assumptions
Useful life of intangible assets	15 years
Brand asset | Zenlabs Energy Inc
Significant Accounting Judgments, Estimates and Assumptions
Useful life of intangible assets	15 years